Employee Retirement and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Benefit Obligations and Fair Value of Plan Assets

Reconciliations of beginning and ending balances of the benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2013	2012	2013	2012
	(Millions of yen)		(Millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of year	¥651,520	¥626,924	¥364,609	¥262,130
Service cost	26,005	25,738	9,448	5,884
Interest cost	11,655	11,788	14,299	13,176
Plan participants’ contributions	—	—	2,617	2,315
Actuarial loss	14,959	6,049	8,981	45,145
Benefits paid	(19,297)	(18,979)	(9,415)	(10,407)
Curtailments and settlements	—	—	(2,868)	—

Foreign currency exchange rate changes	—	—	98,901	46,366

Benefit obligations at end of year	684,842	651,520	486,572	364,609
Change in plan assets:
Fair value of plan assets at beginning of year	495,452	448,736	249,534	192,033
Actual return on plan assets	84,382	41,593	20,640	25,290
Employer contributions	19,810	22,589	28,705	7,832
Plan participants’ contributions	—	—	2,617	2,315
Benefits paid	(17,648)	(17,466)	(9,106)	(9,825)
Settlements	—	—	(2,656)	—

Foreign currency exchange rate changes	—	—	70,793	31,889

Fair value of plan assets at end of year	581,996	495,452	360,527	249,534

Funded status at end of year	¥(102,846)	¥(156,068)	¥(126,045)	¥(115,075)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets at December 31, 2013 and 2012 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2013	2012	2013	2012
	(Millions of yen)		(Millions of yen)
Other assets	¥559	¥—	¥1,106	¥1,371
Accrued expenses	—	—	(892)	(383)
Accrued pension and severance cost	(103,405)	(156,068)	(126,259)	(116,063)

	¥(102,846)	¥(156,068)	¥(126,045)	¥(115,075)

Recognized Accumulated Other Comprehensive Income (Loss) Before Income Taxes

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2013 and 2012 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2013	2012	2013	2012
	(Millions of yen)		(Millions of yen)
Actuarial loss	¥186,052	¥253,748	¥50,344	¥50,417
Prior service credit	(105,327)	(117,633)	(118)	(261)

	¥80,725	¥136,115	¥50,226	¥50,156

Accumulated Benefit Obligation for All Defined Benefit Plans

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2013	2012	2013	2012
	(Millions of yen)		(Millions of yen)
Accumulated benefit obligation	¥631,887	¥620,589	¥464,195	¥328,736

Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2013	2012	2013	2012
	(Millions of yen)		(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥676,308	¥651,520	¥485,466	¥360,742
Fair value of plan assets	572,903	495,452	358,315	244,296
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥611,602	¥615,551	¥463,089	¥324,869
Fair value of plan assets	560,093	489,929	358,315	244,296

Net Periodic Benefit Cost for Employee Retirement and Severance Defined Benefit Plans

Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2013, 2012 and 2011 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2013	2012	2011	2013	2012	2011
	(Millions of yen)			(Millions of yen)
Service cost	¥26,005	¥25,738	¥25,875	¥9,448	¥5,884	¥5,756
Interest cost	11,655	11,788	12,354	14,299	13,176	12,748
Expected return on plan assets	(15,273)	(13,791)	(16,485)	(13,949)	(11,806)	(12,112)
Amortization of net transition obligation	—	—	722	—	—	—
Amortization of prior service credit	(12,306)	(13,079)	(13,674)	(143)	(116)	(93)
Amortization of actuarial loss	13,546	16,277	14,462	2,005	1,351	621
Loss on curtailments and settlements	—	—	—	146	—	—

	¥23,627	¥26,933	¥23,254	¥11,806	¥8,489	¥6,920

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011 are summarized as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2013	2012	2011	2013	2012	2011
	(Millions of yen)			(Millions of yen)
Current year actuarial (gain) loss	¥(54,150)	¥(21,753)	¥48,615	¥2,290	¥31,661	¥13,649
Amortization of actuarial loss	(13,546)	(16,277)	(14,462)	(2,005)	(1,351)	(621)
Prior service credit due to amendments	—	—	(1,913)	—	—	—
Amortization of prior service credit	12,306	13,079	13,674	143	116	93
Amortization of net transition obligation	—	—	(722)	—	—	—
Curtailments and settlements	—	—	—	(358)	—	—

	¥(55,390)	¥(24,951)	¥45,192	¥70	¥30,426	¥13,121

Summary of Estimated Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Next Year Benefit Cost

The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Prior service credit	¥(12,801)	¥(51)
Actuarial loss	9,989	1,800

Weighted-Average Assumptions Used to Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2013	2012	2013	2012
Discount rate	1.6%	1.8%	3.8%	3.6%
Assumed rate of increase in future compensation levels	3.0%	3.0%	2.3%	2.2%

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2013	2012	2011	2013	2012	2011
Discount rate	1.8%	1.9%	2.1%	3.6%	4.6%	4.9%
Assumed rate of increase in future compensation levels	3.0%	3.0%	3.0%	2.2%	2.4%	2.9%
Expected long-term rate of return on plan assets	3.1%	3.1%	3.6%	5.2%	5.4%	5.7%

Fair Values of Company's Pension Plans Assets

The fair values of Canon’s pension plan assets at December 31, 2013 and 2012, by asset category, are as follows:

	December 31, 2013
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	¥51,159	¥—	¥—	¥51,159	¥—	¥—	¥—	¥—
Foreign companies	10,347	—	—	10,347	43,681	—	—	43,681
Pooled funds (b)	—	145,417	—	145,417	—	104,933	—	104,933
Debt securities:
Government bonds (c)	124,800	—	—	124,800	44,192	—	—	44,192
Municipal bonds	—	1,027	—	1,027	—	2,246	—	2,246
Corporate bonds	—	10,543	—	10,543	—	32,921	—	32,921
Pooled funds (d)	—	101,583	—	101,583	—	57,518	—	57,518
Mortgage backed securities (and other asset backed securities)	—	9,569	—	9,569	—	5,098	—	5,098
Life insurance company general accounts	—	109,097	—	109,097	—	15,420	—	15,420
Other assets	—	17,636	818	18,454	—	54,518	—	54,518

	¥186,306	¥394,872	¥818	¥581,996	¥87,873	¥272,654	¥—	¥360,527

	December 31, 2012
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	¥34,387	¥—	¥—	¥34,387	¥—	¥—	¥—	¥—
Foreign companies	6,560	—	—	6,560	13,149	—	—	13,149
Pooled funds (f)	—	99,631	—	99,631	—	60,142	—	60,142
Debt securities:
Government bonds (g)	20,301	—	—	20,301	4,345	—	—	4,345
Municipal bonds	—	1,064	—	1,064	—	21	—	21
Corporate bonds	—	8,425	—	8,425	—	—	—	—
Pooled funds (h)	—	192,386	—	192,386	—	128,647	—	128,647
Mortgage backed securities (and other asset backed securities)	—	8,400	—	8,400	—	236	—	236
Life insurance company general accounts	—	113,179	—	113,179	—	1,857	—	1,857
Other assets	—	9,813	1,306	11,119	—	41,137	—	41,137

	¥61,248	¥432,898	¥1,306	¥495,452	¥17,494	¥232,040	¥—	¥249,534

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥572 million.
(b)	These funds invest in listed equity securities consisting of approximately 25% Japanese companies and 75% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(d)	These funds invest in approximately 30% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 85% foreign government bonds and 15% corporate bonds for foreign plans.
(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥565 million.
(f)	These funds invest in listed equity securities consisting of approximately 20% Japanese companies and 80% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 30% Japanese government bonds and 70% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(h)	These funds invest in approximately 65% Japanese government bonds, 25% foreign government bonds, 5% Japanese municipal bonds, and 5% corporate bonds for Japanese plans. These funds invest in approximately 30% foreign government bonds and 70% corporate bonds for foreign plans.

Benefit Payments, Reflect Expected Future Service

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Year ending December 31:
2014	¥16,846	¥11,782
2015	18,489	11,417
2016	20,242	12,144
2017	21,713	12,713
2018	23,688	13,322
2019 – 2023	153,224	78,655